Schedule of fair value hierarchy of financial liability (Details) - USD ($)	Dec. 31, 2022	Nov. 09, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Prepaid forward purchase liabilities	$ 20,321,053	$ 7,409,550
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid forward purchase liabilities
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid forward purchase liabilities
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid forward purchase liabilities	$ 20,321,053